UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ ] ; Amendment Number:
  This Amendment (Check only one.):  [ ]  is a restatement.
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Marcus Schloss & Co., Inc.
Address:  One Whitehall Street
          New York, NY  10004

Form 13F File Number:  28-6350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Douglas Schloss
Title:    Chairman
Phone:    212-483-1500

Signature, Place, and Date of Signing:

/s/ Douglas Schloss           New York,  New York      May  12, 1999

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.





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                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total:  $174,529 (thousands)


List of Other Included Managers:

     No.      Form 13F File Number          Name
     ---      --------------------          ----

     01             28-6788                 Rexford Management, Inc.




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
                                    Form 13F Information Table

              Column 1                Column 2       Column 3   Column 4          Column 5
              --------                --------       --------   --------          --------

                                                                 Value     Shrs or   Sh/    Put/
           Name of Issuer          Title of Class      Cusip    (x$1000)   Prn Amt   Prn    Call
           --------------          --------------      -----    --------   -------   ---    ----

American Stores Co.                      Com         030096101      330      10,000   Sh
Ameritech Corp.                          Com         030954101      723      12,500   Sh
Aquila Biopharmaceuticals Inc.           Com         03839F107    1,202     582,870   Sh
Ascend Communications Inc.               Com         043491109    2,260      27,000   Sh
Aspect Telecommunications Corp.          Com         045237104      331      50,000   Sh
Ballard Medical Products                 Com         058566100      488      20,000   Sh
Cendant Corp.                            Com         151313103      236      15,000   Sh
Ciena Corp.                              Com         171779101    1,238      55,000   Sh
Cytec Industries Corp.                   Com         232820100    1,227      55,000   Sh
Delta and Pine Land Co.                  Com         247357106    1,052      34,200   Sh
Eagle Hardware & Garden Inc.             Com         26959B101    2,586      67,712   Sh
United States Filter Corp.               Com         911843209    1,531      50,000   Sh
Xylan Corp.                              Com         984151100      920      25,000   Sh
Airtouch Communications, Inc.            Com         00949T100    7,778      80,500   Sh
American Stores Co.                      Com         030096101    9,537     289,000   Sh
Ameritech Corp.                          Com         030954101    6,714     116,000   Sh
AMP Inc.                                 Com         031897101   15,215     283,400   Sh
Aquila Biopharmaceuticals Inc.           Com         03839F107      103      50,000   Sh
Ascend Communications Inc.               Com         043491109   15,022     179,500   Sh
Aspect Telecommunications Corp.   Sb Db Cv Zero 18   045237AE4    3,615  19,150,000   Prn
Ballard Medical Products                 Com         058566100    7,003     287,300   Sh
Bankers Trust New York Corp.             Com         066365107    3,530      40,000   Sh
Coltec Industries, Inc.                  Com         196879100      764      42,000   Sh
Delta and Pine Land Co.                  Com         247357106    7,343     238,800   Sh
Eagle Hardware & Garden Inc.             Com         26959B101    1,455      38,100   Sh
Morton International, Inc.               Com         619335102    7,243     197,100   Sh
United States Filter Corp.               Com         911843209   12,945     422,700   Sh
Xylan Corp.                              Com         984151100    6,707     182,200   Sh
Airtouch Communications, Inc.            Com         00949T100    4,126      42,700   Sh
American Stores Co.                      Com         030096101    5,059     153,300   Sh
Ameritech Corp.                          Com         030954101    3,571      61,700   Sh
AMP Inc.                                 Com         031897101    8,026     149,500   Sh
Aquila Biopharmaceuticals Inc.           Com         03839F107       45      22,000   Sh
Ascend Communications Inc.               Com         043491109    7,992      95,500   Sh
Aspect Telecommunications Corp.   Sb Db Cv Zero 18   045237AE4    1,812   9,600,000   Prn
Ballard Medical Products                 Com         058566100    3,710     152,200   Sh
Bankers Trust New York Corp.             Com         066365107    1,853      21,000   Sh
Coltec Industries, Inc.                  Com         196879100      382      21,000   Sh
Delta and Pine Land Co.                  Com         247357106    3,810     123,900   Sh
Eagle Hardware & Garden Inc.             Com         26959B101      760      19,900   Sh
Morton International, Inc.               Com         619335102    3,848     104,700   Sh
United States Filter Corp.               Com         911843209    6,885     224,800   Sh
Xylan Corp.                              Com         984151100    3,552      96,500   Sh


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
                        Form 13F Information Table (continued)

              Column 1              Column 6   Column 7             Column 8
              --------              --------   --------             --------

                                   Investment   Other           Voting Authority
           Name of Issuer          Discretion  Managers      Sole   Shared     None
           --------------          ----------  --------      ----   ------     ----

American Stores Co.                    Sole                 10,000      0       0
Ameritech Corp.                        Sole                 12,500      0       0
Aquila Biopharmaceuticals Inc.         Sole                582,870      0       0
Ascend Communications Inc.             Sole                 27,000      0       0
Aspect Telecommunications Corp.        Sole                 50,000      0       0
Ballard Medical Products               Sole                 20,000      0       0
Cendant Corp.                          Sole                 15,000      0       0
Ciena Corp.                            Sole                 55,000      0       0
Cytec Industries Corp.                 Sole                 55,000      0       0
Delta and Pine Land Co.                Sole                 34,200      0       0
Eagle Hardware & Garden Inc.           Sole                 67,712      0       0
United States Filter Corp.             Sole                 50,000      0       0
Xylan Corp.                            Sole                 25,000      0       0
Airtouch Communications, Inc.        Defined      01        80,500      0       0
American Stores Co.                  Defined      01       289,000      0       0
Ameritech Corp.                      Defined      01       116,000      0       0
AMP Inc.                             Defined      01       283,400      0       0
Aquila Biopharmaceuticals Inc.       Defined      01        50,000      0       0
Ascend Communications Inc.           Defined      01       179,500      0       0
Aspect Telecommunications Corp.      Defined      01    19,150,000      0       0
Ballard Medical Products             Defined      01       287,300      0       0
Bankers Trust New York Corp.         Defined      01        40,000      0       0
Coltec Industries, Inc.              Defined      01        42,000      0       0
Delta and Pine Land Co.              Defined      01       238,800      0       0
Eagle Hardware & Garden Inc.         Defined      01        38,100      0       0
Morton International, Inc.           Defined      01       197,100      0       0
United States Filter Corp.           Defined      01       422,700      0       0
Xylan Corp.                          Defined      01       182,200      0       0
Airtouch Communications, Inc.        Defined                42,700      0       0
American Stores Co.                  Defined               153,300      0       0
Ameritech Corp.                      Defined                61,700      0       0
AMP Inc.                             Defined               149,500      0       0
Aquila Biopharmaceuticals Inc.       Defined                22,000      0       0
Ascend Communications Inc.           Defined                95,500      0       0
Aspect Telecommunications Corp.      Defined             9,600,000      0       0
Ballard Medical Products             Defined               152,200      0       0
Bankers Trust New York Corp.         Defined                21,000      0       0
Coltec Industries, Inc.              Defined                21,000      0       0
Delta and Pine Land Co.              Defined               123,900      0       0
Eagle Hardware & Garden Inc.         Defined                19,900      0       0
Morton International, Inc.           Defined               104,700      0       0
United States Filter Corp.           Defined               224,800      0       0
Xylan Corp.                          Defined                96,500      0       0